Supplementary Financial Statement Information (Details) - Schedule of Research and Development Expenses, Net - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Schedule of Research and Development Expenses, Net [Line Items]
Total	$ 766	$ 1,235	$ 1,727	$ 1,916	$ 3,708	$ 3,226
Research and Development Expense [Member]
Schedule of Research and Development Expenses, Net [Line Items]
Payroll and related expenses	235	245	514	569	973	1,192
Subcontractors and consultants	497	910	1,128	1,208	2,467	1,595
Materials		6	3	16	13	191
Rent and maintenance	18	35	49	78	160	175
Travel expenses	13	27	13	27	37	42
Other	3	12	20	18	58	31
Total	$ 766	$ 1,235	$ 1,727	$ 1,916	$ 3,708	$ 3,226